Staff costs and Directors Remuneration (Schedule of Staff Costs and Directors Remuneration) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Staff costs and Directors Remuneration [Line Items]
Wages and salaries	$ 46,542	$ 41,917	$ 38,699
Share-based payments (Note 31)	6,274	7,328	11,038
Social security charges	6,967	5,992	5,593
Director's fees and allowance	700	896	1,172
Employee benefits expense	60,483	56,133	56,502
Salaries and fees	7,355	6,081	10,317
Share-based payments	4,072	4,886	8,728
Other benefits in kind			171
Key Management Personnel Compensation	11,427	10,967	19,216
Production and operating costs [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	16,344	14,639	14,069
Geological and geophysical expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	9,445	8,407	7,490
Administrative expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	34,183	32,604	34,533
Selling expenses [Member]
Disclosure of Staff costs and Directors Remuneration [Line Items]
Employee benefits expense	$ 511	$ 483	$ 410